Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Series A preferred stock, par value	$ .0001	$ .0001
Series A preferred stock, authorized	1,000,000	1,000,000
Series A preferred stock, issued	1,000	1,000
Series A preferred stock, outstanding	1,000	1,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized	100,000,000	100,000,000
Common stock, issued	13,132,518	13,010,200
Common stock, outstanding	13,132,518	13,010,200